TAXES ON INCOME (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Israeli corporate tax rate	23.00%	23.00%	23.00%
Operating loss carryforward	$ 81,759	$ 73,448	$ 68,870